Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Restricted and Performance Stock Unit Activity
The following table summarizes Verizon’s Restricted Stock Unit and Performance Stock Unit activity:

	Restricted Stock Units		Performance
(shares in thousands)	Equity Awards	Liability Awards	Stock Units
Outstanding January 1, 2017	13,308	—	17,919
Granted	4,216	25,168	6,564
Payments	(4,825)	(8,487)	(6,031)
Cancelled/Forfeited	(66)	(2,690)	(217)
Outstanding December 31, 2017	12,633	13,991	18,235
Granted	4,134	15,157	5,779
Payments	(5,977)	(6,860)	(4,526)
Cancelled/Forfeited	(213)	(2,362)	(2,583)
Outstanding December 31, 2018	10,577	19,926	16,905
Granted	3,169	5,814	4,593
Payments	(6,397)	(9,429)	(3,255)
Cancelled/Forfeited	(90)	(1,598)	(2,692)
Outstanding December 31, 2019	7,259	14,713	15,551